Vessel revenue - Revenue sources (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Disclosure of disaggregation of revenue from contracts with customers [line items]
Voyage revenue (spot market)	$ 9,207	$ 2,073
Time charter revenue	82,198	76,936
Vessel revenue	444,209	771,996
Other related parties
Disclosure of disaggregation of revenue from contracts with customers [line items]
Pool revenue	$ 352,804	$ 692,987